Leases payable and related obligations (Tables)	12 Months Ended
Jun. 30, 2022
Financial Lease Assets Table Abstract
Schedule of leases payable and related obligations
	2022	2021
Current
Leases - IFRS 16	18,581	30,545
	18,581	30,545
Non-current
Costs with restoring of sugarcane fields – Parceria IV	111,717	97,223
Leases - IFRS 16	118,853	71,227
	230,57	168,450

	249,151	198,995

Schedule of changes in financial lease
	2021	Exchange variation	Adjustment	Payments	New contracts	2022
Costs with restoring of sugarcane fields – Parceria IV	97,223	-	14,494	-	-	111,717
Leases – IFRS 16	101,772	658	1,777	(30,720)	63,947	137,434
	198,995	658	16,271	(30,720)	63,947	249,151

	2020	Exchange variation	Adjustment	Payments	New contracts	2021
Financial lease sugarcane fields – Parceria III	287	-	-	(287)	-	-
Costs with restoring of sugarcane fields – Parceria IV	34,011	-	63,212	-	-	97,223
Leases – IFRS 16	118,065	(44)	9,438	(30,762)	5,075	101,772
	152,363	(44)	72,650	(31,049)	5,075	198,995

Schedule of subsidiaries held for lease agreements
Description	Location	Currency	Lease liabilities
Parceria II	Ribeiro Gonçalves - PI	R$	7,524
Parceria III	Alto Taquari - MT	R$	21,955
Parceria IV – Arrendamento canavial	São Raimundo de Mangabeira	R$	111,717
Parceria V	São Félix do Xingu - MT	R$	14,116
Parceria VII	Baixa Grande do Ribeiro - PI	R$	25,846
Parceria VIII	Santa Cruz – Bolivia	R$	9,723
Parceria IX	São José do Xingu - MT	R$	49,777
Vehicle lease	N.A.	R$	2,182
Services with identified assets	N.A.	R$	1,976
Land - Other	N.A.	R$	4,137
Lease of vehicles and office in Paraguay	Asunción - Paraguay	R$	198
		R$	249,151

Schedule of future minimum lease payments
1 year	18,581
2 years	41,496
3 years	38,439
4 years	37,371
5 years	26,419
Above 5 years	86,845
249,151